Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Three Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		67.00%	50.00%	40.00%
No Other Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			30.00%	71.00%